UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2013
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------
                                First Trust North American
                                Energy Infrastructure Fund

                                Semi-Annual Report
                                For the Six Months Ended
                                April 30, 2013



--------------------------------------------------------------------------------
                        Energy Income Partners, LLC
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                                 APRIL 30, 2013

Shareholder Letter...........................................................  1
Fund Performance Overview ...................................................  2
Understanding Your Fund Expenses.............................................  4
Portfolio of Investments ....................................................  5
Statement of Assets and Liabilities..........................................  7
Statement of Operations......................................................  8
Statements of Changes in Net Assets..........................................  9
Financial Highlights......................................................... 10
Notes to Financial Statements................................................ 11
Additional Information....................................................... 16
Risk Considerations.......................................................... 17

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report for the First Trust North American Energy Infrastructure Fund (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO

                                 APRIL 30, 2013

Dear Shareholders:


I am pleased to present you with the semi-annual report for your investment in First Trust North American Energy Infrastructure Fund (the "Fund"). This report gives detailed information for the past six months about the Fund. It contains the Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

The six months covered by this report have been more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 14% during the period, and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance. As I have written many times, First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust has always been a long-term investor and investment manager. After 22 years of delivering quality products to investors, we believe we have the perspective to weather different markets with our knowledgeable and seasoned research staff, our management and operations teams, along with the various products we offer. You may want to talk to your advisor about the other investments First Trust offers that could fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees and
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EMLP - FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND

The investment objective of the First Trust North American Energy Infrastructure Fund ("EMLP" or the "Fund") is to seek total return. The Fund pursues its objective by investing at least 80% of its net assets under normal market conditions (plus the amount of any borrowing for investment purposes) in equity securities of companies engaged in the energy infrastructure sector. These companies principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, Canadian income trusts and their successor companies (collectively, "Canadian Income Equities"), pipeline companies, utilities and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies"). The Fund will be generally concentrated in Energy Infrastructure Companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of companies headquartered or incorporated in the United States and Canada. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                        CUMULATIVE TOTAL RETURNS
                                      6 Months Ended     Inception (06/20/2012)
                                         4/30/2013             to 4/30/2013

FUND PERFORMANCE
NAV                                       15.81%                23.80%
Market Price                              15.53%                23.80%

INDEX PERFORMANCE
Blended Benchmark(1)                      15.17%                22.42%
S&P 500 Index                             14.42%                20.09%
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-------------------
1 The Blended Benchmark consists of the following two indices: 50% of the Philadelphia Stock Exchange Utility Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the 50 most prominent energy Master Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that dividends are reinvested when they are received.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EMLP - FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (CONTINUED)

----------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF APRIL 30, 2013
----------------------------------------------------------
                                          % OF TOTAL
INDUSTRY CLASSIFICATION              LONG-TERM INVESTMENTS
Pipelines                                    51.4%
Electric Power                               34.8
Propane                                       5.3
Coal                                          2.7
Marine                                        2.0
Natural Gas Utility                           1.5
Gathering & Processing                        0.8
Other                                         1.5
                                           --------
     Total                                  100.0%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF APRIL 30, 2013
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Kinder Morgan Management, LLC                 7.5%
Enbridge Energy Management, LLC               7.3
Southern (The) Co.                            5.1
NextEra Energy, Inc.                          4.2
Dominion Resources, Inc.                      3.6
Kinder Morgan, Inc.                           3.2
UGI Corp.                                     3.2
TransCanada Corp.                             3.1
Northeast Utilities                           3.1
Spectra Energy Corp.                          3.1
                                           --------
     Total                                   43.4%
                                           ========


--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 20, 2012 - APRIL 30, 2013

                First Trust North American           Blended           S&P 500
                Energy Infrastructure Fund         Benchmark(1)         Index
6/20/12                  10,000                       10,000            10,000
10/31/12                 10,690                       10,630            10,495
4/30/13                  12,380                       12,243            12,008
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2012 (commencement of trading) through April 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                                   NUMBER OF DAYS BID/ASK MIDPOINT                  NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                      BELOW NAV

                               0.00%-      0.50%-     1.00%-                    0.00%-     0.50%-      1.00%-
FOR THE PERIOD                 0.49%       0.99%      1.99%     >=2.00%         0.49%      0.99%       1.99%     >=2.00%
6/21/12 - 10/31/12               78           4          0          0              9          0           0          0
11/1/12 - 4/30/13               108           2          0          0             13          0           0          0


-------------------

1 The Blended Benchmark consists of the following two indices: 50% of the Philadelphia Stock Exchange Utility Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the 50 most prominent energy Master Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that dividends are reinvested when they are received.

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2013 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2013.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 NOVEMBER 1, 2012     APRIL 30, 2013         PERIOD            PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
Actual                                              $1,000.00           $1,158.10             0.95%                $5.08
Hypothetical (5% return before expenses)            $1,000.00           $1,020.08             0.95%                $4.76

(a) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2012 through April 30, 2013), multiplied by 181/365 (to reflect the one-half-year period).

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 74.7%
            ELECTRIC UTILITIES -- 21.0%
   126,868  Duke Energy Corp.                 $   9,540,474
   123,785  Emera, Inc. (CAD)                     4,533,889
   188,869  Exelon Corp.                          7,084,476
    96,991  Fortis, Inc. (CAD)                    3,364,768
    54,852  ITC Holdings Corp.                    5,058,451
   169,118  NextEra Energy, Inc.                 13,872,750
   227,682  Northeast Utilities                  10,320,825
   351,015  Southern (The) Co.                   16,929,453
                                              -------------
                                                 70,705,086
                                              -------------
            GAS UTILITIES -- 6.4%
    30,770  Atmos Energy Corp.                    1,365,265
    77,847  Laclede Group (The), Inc.             3,636,234
   228,429  Questar Corp.                         5,799,812
   257,507  UGI Corp.                            10,552,637
                                              -------------
                                                 21,353,948
                                              -------------
            MULTI-UTILITIES -- 13.4%
    27,670  ATCO Ltd., Class I (CAD)              2,650,135
    30,976  Canadian Utilities Ltd., Class A
               (CAD)                              2,549,536
   137,633  CenterPoint Energy, Inc.              3,396,782
   196,021  Dominion Resources, Inc.             12,090,575
   140,108  National Grid PLC, ADR                8,936,088
   279,868  NiSource, Inc.                        8,600,344
    20,259  Sempra Energy                         1,678,458
   116,084  Wisconsin Energy Corp.                5,216,815
                                              -------------
                                                 45,118,733
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               33.9%
   816,865  Enbridge Energy Management,
               LLC (a)                           24,269,059
   264,581  Enbridge Income Fund Holdings,
               Inc. (CAD)                         6,513,086
   174,056  Enbridge, Inc.                        8,285,066
    58,024  Keyera Corp. (CAD)                    3,624,448
   283,952  Kinder Morgan Management,
               LLC (a)                           25,064,443
   274,266  Kinder Morgan, Inc.                  10,723,801
   156,796  Pembina Pipeline Corp. (CAD)          5,146,899
   322,095  Spectra Energy Corp.                 10,155,655
   209,221  TransCanada Corp.                    10,358,532
   261,766  Williams (The) Cos., Inc.             9,981,138
                                              -------------
                                                114,122,127
                                              -------------
            TOTAL COMMON STOCKS -- 74.7%        251,299,894
            (Cost $229,926,520)               -------------


UNITS       DESCRIPTION                               VALUE
-----------------------------------------------------------
            MASTER LIMITED PARTNERSHIPS --
               24.1%
            GAS UTILITIES -- 2.1%
    95,948  AmeriGas Partners, L.P.           $   4,349,323
    54,391  Suburban Propane Partners, L.P.       2,705,952
                                              -------------
                                                  7,055,275
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               22.0%
    20,128  Access Midstream Partners, L.P.         830,682
    31,299  Alliance Holdings GP, L.P.            1,945,546
    77,418  Alliance Resource Partners, L.P.      5,762,222
    74,909  El Paso Pipeline Partners, L.P.       3,209,102
    84,311  Energy Transfer Equity, L.P.          4,947,369
    32,238  Energy Transfer Partners, L.P.        1,605,130
    81,002  Enterprise Products Partners, L.P.    4,912,771
    25,166  EQT Midstream Partners, L.P.          1,165,186
   105,650  Holly Energy Partners, L.P.           4,152,045
    62,998  Magellan Midstream Partners, L.P.     3,340,784
    43,277  MPLX, L.P.                            1,656,211
    55,411  Natural Resource Partners, L.P.       1,323,215
    59,126  NGL Energy Partners, L.P.             1,736,531
    62,097  NuStar Energy, L.P.                   3,109,818
    24,918  NuStar GP Holdings, LLC                 758,753
    74,825  ONOEOK Partners, L.P.                 4,048,032
    75,377  Plains All American Pipeline, L.P.    4,328,147
   110,183  Spectra Energy Partners, L.P.         4,180,343
    12,645  Sunoco Logistics Partners, L.P.         785,381
   133,515  TC Pipelines, L.P.                    6,275,205
   160,712  Teekay LNG Partners, L.P.             6,700,083
   100,216  TransMontaigne Partners, L.P.         4,800,346
    47,006  Williams Partners, L.P.               2,568,878
                                              -------------
                                                 74,141,780
                                              -------------
            TOTAL MASTER LIMITED
               PARTNERSHIPS -- 24.1%             81,197,055
            (Cost $73,284,611)                -------------

            TOTAL INVESTMENTS -- 98.8%          332,496,949
            (Cost $303,211,131) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 1.2%                3,919,082
                                              -------------
            NET ASSETS -- 100.0%              $ 336,416,031
                                              =============

(a)   Non-income producing security which pays in-kind distributions.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,565,433 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $279,615.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

                       See Notes to Financial Statements                  Page 5

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1        LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $251,299,894    $       --   $       --
Master Limited
   Partnerships*       81,197,055            --           --
                     ---------------------------------------
Total Investments    $332,496,949    $       --   $       --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


Page 6                 See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013 (UNAUDITED)

ASSETS:
Investments, at value ......................................................  $  332,496,949
Cash .......................................................................       3,365,092
Receivables:
   Capital shares sold .....................................................      18,160,522
   Dividends ...............................................................         554,552
   Reclaims ................................................................          20,073
                                                                              --------------
      TOTAL ASSETS .........................................................     354,597,188
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased .........................................      17,948,033
   Investment advisory fees ................................................         233,124
                                                                              --------------
      TOTAL LIABILITIES ....................................................      18,181,157
                                                                              --------------
NET ASSETS .................................................................  $  336,416,031
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital ............................................................  $  304,833,026
Par value ..................................................................         138,550
Accumulated net investment income (loss) ...................................     (1,693,150)
Accumulated net realized gain (loss) on investments
   and foreign currency transactions .......................................       3,850,705
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation ............................................      29,286,900
                                                                              --------------
NET ASSETS                                                                    $  336,416,031
                                                                              ==============
NET ASSET VALUE, PER SHARE..................................................  $        24.28
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) ..................................      13,855,000
                                                                              ==============
Investments, at cost .......................................................  $  303,211,131
                                                                              ==============


                       See Notes to Financial Statements                  Page 7

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)

INVESTMENT INCOME:
Dividends ..................................................................  $    1,993,161
Foreign tax withholding ....................................................         (92,131)
                                                                              --------------
   Total investment income .................................................       1,901,030
                                                                              --------------

EXPENSES:
Investment advisory fees ...................................................         862,214
                                                                              --------------
   Total expenses ..........................................................         862,214
                                                                              --------------
   NET INVESTMENT INCOME (LOSS) ............................................       1,038,816
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments .............................................................        (162,527)
   In-kind redemptions .....................................................       4,071,503
   Foreign currency transactions ...........................................          (3,631)
                                                                              --------------
Net realized gain (loss) ...................................................       3,905,345
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments .............................................................      27,974,860
   Foreign currency translation ............................................           1,226
                                                                              --------------
Net change in unrealized appreciation (depreciation) .......................      27,976,086
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ....................................      31,881,431
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .........................................................  $   32,920,247
                                                                              ==============


Page 8                 See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX          FOR THE PERIOD
                                                                               MONTHS ENDED           6/20/2012 (a)
                                                                                 4/30/2013               THROUGH
                                                                                (UNAUDITED)            10/31/2012
                                                                              --------------        --------------
OPERATIONS:
   Net investment income (loss) ............................................  $    1,038,816        $      165,387
   Net realized gain (loss) ................................................       3,905,345              (56,540)
   Net change in unrealized appreciation (depreciation) ....................      27,976,086             1,310,814
                                                                              --------------        --------------
   Net increase (decrease) in net assets resulting from operations .........      32,920,247             1,419,661
                                                                              --------------        --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...................................................      (2,731,966)             (163,487)
   Return of capital .......................................................              --              (194,563)
                                                                              --------------        --------------
   Total distributions to shareholders .....................................      (2,731,966)             (358,050)
                                                                              --------------        --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold ...............................................     233,062,833           100,047,069
   Cost of shares redeemed .................................................     (27,943,763)                   --
                                                                              --------------        --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions .........................................................     205,119,070           100,047,069
                                                                              --------------        --------------
   Total increase (decrease) in net assets .................................     235,307,351           101,108,680

NET ASSETS:
   Beginning of period .....................................................     101,108,680                    --
                                                                              --------------        --------------
   End of period ...........................................................  $  336,416,031        $  101,108,680
                                                                              ==============        ==============
   Accumulated net investment income (loss) at end of period ...............  $   (1,693,150)       $           --
                                                                              ==============        ==============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period .................................       4,755,000                    --
   Shares sold .............................................................      10,300,000             4,755,000
   Shares redeemed .........................................................      (1,200,000)                   --
                                                                              --------------        --------------
   Shares outstanding, end of period .......................................      13,855,000             4,755,000
                                                                              ==============        ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust North American Energy Infrastructure Fund on June 1, 2012 in order to provide initial capital required by SEC rules.

                       See Notes to Financial Statements                  Page 9

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  FOR THE SIX       FOR THE PERIOD
                                                                 MONTHS ENDED       6/20/2012 (a)
                                                                   4/30/2013           THROUGH
                                                                  (UNAUDITED)         10/31/2012
                                                                ---------------     ---------------

Net asset value, beginning of period                              $     21.26         $     19.99
                                                                  -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             0.19                0.05
Net realized and unrealized gain (loss)                                  3.14                1.33
                                                                  -----------         -----------
Total from investment operations                                         3.33                1.38
                                                                  -----------         -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                   (0.31)              (0.05)
Return of capital                                                          --               (0.06)
                                                                  -----------         -----------
Total distributions                                                     (0.31)              (0.11)
                                                                  -----------         -----------
Net asset value, end of period                                    $     24.28         $     21.26
                                                                  ===========         ===========
TOTAL RETURN (b)                                                        15.81%               6.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $   334,416         $   101,109
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                            0.95% (c)           0.95% (c)
Ratio of net investment income (loss) to average net assets              1.14% (c)           0.89% (c)
Portfolio turnover rate (d)                                                 6%                  3%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust North American Energy Infrastructure Fund on June 1, 2012 in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 10                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                           APRIL 30, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of two funds. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"). Shares of the Fund are currently listed and traded on NYSE Arca, Inc. under the ticker "EMLP." Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. The Fund invests in energy infrastructure companies which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, Canadian income trusts and their successor companies (collectively, "Canadian Income Equities"), pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. The Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                           APRIL 30, 2013 (UNAUDITED)

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2013, is included with the Fund's Portfolio of Investments.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

C. Foreign Currency

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                           APRIL 30, 2013 (UNAUDITED)

gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

D. Dividends and Distribution to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by the Fund during the period ended October 31, 2012 was as follows:

           Distributions        Distributions        Distributions
             paid from            paid from            paid from
             Ordinary              Capital             Return of
              Income                Gains               Capital
          ---------------      ---------------      ---------------
           $     163,487        $          --        $     194,563

As of October 31, 2012, the components of distributable earnings on a tax basis for the Fund were as follows:

                                 Accumulated              Net
           Undistributed         Capital and          Unrealized
             Ordinary               Other            Appreciation
              Income             Gain (Loss)        (Depreciation)
          ---------------      ---------------      ---------------
           $          --        $     (50,129)       $   1,306,303

E. Income Taxes

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2012 remains open to federal and state audit. As of April 30, 2013, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At October 31, 2012, the Fund had net capital losses for federal income tax purposes of $50,129. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2012, the Fund had no net ordinary losses.

F. Expenses

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor") (See
Note 3).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                           APRIL 30, 2013 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Fund and First Trust have retained Energy Income Partners, LLC ("Energy Income Partners"), an affiliate of First Trust, to serve as its investment sub-advisor. In this capacity, Energy Income Partners is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio. Pursuant to the Investment Management Agreement, First Trust will supervise Energy Income Partners and its management of the investment of the Fund's assets and will pay Energy Income Partners for its services as the Fund's Sub-Advisor. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. Energy Income Partners receives a sub-advisory fee equal to 45% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of the Sub-Advisor and EIP Partners, LLC, an affiliate of the Sub-Advisor. In addition, as of November 29, 2012, FTCP purchased a preferred interest in the Sub-Advisor. The preferred interest is non-voting and does not share in the profits or losses of the Sub-Advisor. The Sub-Advisor may buy back any or all of FTCP's preferred interest at any time and FTCP may sell back to the Sub-Advisor up to 50% of its preferred interest on or after July 29, 2014 and any or all of its preferred interest after November 29, 2015.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms until December 31, 2013 before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions for the Fund was $40,115,747 and $10,824,655, respectively.

For the six months ended April 30, 2013, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $202,600,878 and $27,873,695, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of the Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                           APRIL 30, 2013 (UNAUDITED)

Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2014.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On June 20, 2013, the Fund declared a dividend of $0.195 per share to shareholders of record on June 25, 2013, payable June 28, 2013.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                           APRIL 30, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                           APRIL 30, 2013 (UNAUDITED)

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund, Shares of the Fund or securities in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK: Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

ENERGY INFRASTRUCTURE COMPANIES RISK: The Fund invests in Energy Infrastructure Companies and is subject to certain risks inherent in investing in these types of securities. Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those Energy Infrastructure Companies which own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids ("NGLs"), crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.

Certain Energy Infrastructure Companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

MLP RISK: An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

GEOGRAPHIC RISK: The Fund invests primarily in securities of companies headquartered or incorporated in the United States and Canada. An investment in a particular geographic region may be particularly susceptible to changes in the political, diplomatic and economic conditions of that region or any new regulatory requirements of the region. Accordingly, an investment in the Fund may be more volatile than an investment diversified across several geographic regions.

NON-U.S. SECURITIES: The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded in Canada or other foreign countries and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                           APRIL 30, 2013 (UNAUDITED)

CURRENCY RISK: Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

INTEREST RATE RISK: Rising interest rates could adversely impact the financial performance of MLPs, MLP-related entities and energy companies. Rising interest rates may increase an MLP's, MLP-related entity's or energy company's cost of capital, which would increase operating costs and may reduce an MLP's, MLP-related entity's or energy company's ability to execute acquisitions or expansion projects in a cost-effective manner. Rising interest rates may also impact the price of MLP units, MLP-related entity securities and energy company shares as the yields on alternative investments increase.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, Energy Income Partners will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

                      This page intentionally left blank.

                      This page intentionally left blank.

FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST


First Trust Exchange-Traded Fund IV


First Trust High Yield
Long/Short ETF


Semi-Annual Report
For the Period
February 25, 2013
(Commencement of Operations)
through April 30, 2013

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                                 APRIL 30, 2013

Shareholder Letter...........................................................  1
Fund Performance Overview ...................................................  2
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments ....................................................  6
Statement of Assets and Liabilities.......................................... 13
Statement of Operations...................................................... 14
Statement of Changes in Net Assets........................................... 15
Statement of Cash Flows...................................................... 16
Financial Highlights......................................................... 17
Notes to Financial Statements................................................ 18
Additional Information....................................................... 23
Risk Considerations.......................................................... 25

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust High Yield Long/Short ETF is referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund described in this report will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2013
Dear Shareholders:


I am pleased to present you with the semi-annual report for your investment in First Trust High Yield Long/Short ETF (the "Fund"). This report gives detailed information about the Fund from the Fund's inception, February 25, 2013, through April 30, 2013. It contains the Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

The last six months have been more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 14% during the last six months, and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance. First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust has always been a long-term investor and investment manager. After 22 years of delivering quality products to investors, we believe we have the perspective to weather different markets with our knowledgeable and seasoned research staff, our management and operations teams, along with the various products we offer. You may want to talk to your advisor about the other investments First Trust offers that could fit your financial goals.

First Trust will make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees and
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

HYLS - FIRST TRUST HIGH YIELD LONG/SHORT ETF
The primary investment objective of the First Trust High Yield Long/Short ETF ("HYLS" or the "Fund") is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund pursues its objectives by investing at least 80% of its net assets under normal market conditions (plus the amount of any borrowing for investment purposes) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc. ("S&P"), or lower than "Baa3" by Moody's Investors Service, Inc. ("Moody's"), or comparably rated by another nationally recognized statistical rating organization ("NRSRO"). High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                       CUMULATIVE TOTAL RETURNS
                                                         Inception (2/25/13)
                                                              to 4/30/13

FUND PERFORMANCE
NAV                                                             4.03%
Market Price                                                    4.06%

INDEX PERFORMANCE
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index 3.08%
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

HYLS - FIRST TRUST HIGH YIELD LONG/SHORT ETF (CONTINUED)



----------------------------------------------------------
                                          % OF TOTAL
INDUSTRY CLASSIFICATION              LONG-TERM INVESTMENTS
----------------------------------------------------------
Hotels, Restaurants & Leisure                 8.90%
Health Care Equipment & Supplies              6.94%
Wireless Telecommunication Services           5.81%
Chemicals                                     5.51%
Diversified Telecommunication Services        5.48%
Health Care Providers & Services              5.07%
Auto Components                               4.24%
Automobiles                                   3.59%
Life Sciences Tools & Services                3.58%
Oil, Gas & Consumable Fuels                   3.48%
Real Estate Management & Development          3.35%
Pharmaceuticals                               3.26%
Aerospace & Defense                           3.23%
Independent Power Producers & Energy
   Traders                                    3.13%
Commercial Services & Supplies                3.01%
Building Products                             2.91%
Food Products                                 2.82%
Containers & Packaging                        2.79%
Metals & Mining                               2.59%
Machinery                                     2.49%
Software                                      2.04%
Specialty Retail                              2.01%
IT Services                                   1.78%
Electronic Equipment, Instruments &
   Components                                 1.74%
Diversified Financial Services                1.70%
Road & Rail                                   1.66%
Media                                         1.45%
Leisure Equipment & Products                  1.33%
Diversified Consumer Services                 1.07%
Health Care Technology                        0.82%
Consumer Finance                              0.82%
Trading Companies & Distributors              0.47%
Real Estate Investment Trusts                 0.42%
Electric Utilities                            0.31%
Beverages                                     0.20%
                                            -------
     Total                                  100.00%
                                            =======


----------------------------------------------------------
                                        % OF LONG-TERM
ASSET CLASSIFICATION                      INVESTMENTS
----------------------------------------------------------
Corporate Bonds                              78.5%
Senior Floating-Rate Loan Interests          14.2
Foreign Corporate Bonds                       7.3
                                            ------
     Total                                  100.0%
                                            ======


----------------------------------------------------------
                                           % OF LONG
                                         FIXED-INCOME
CREDIT QUALITY (S&P RATINGS)(1)           INVESTMENTS
----------------------------------------------------------
BBB- and above                                1.1%
BB                                           26.1
B                                            64.8
CCC and below                                 7.6
NR                                            0.4
                                            ------
     Total                                  100.0%
                                            ======


----------------------------------------------------------
                                        % OF LONG-TERM
COUNTRY EXPOSURE                          INVESTMENTS
----------------------------------------------------------
United States                                90.3%
Luxembourg                                    4.0
United Kingdom                                2.6
Canada                                        2.1
Japan                                         1.0
                                            ------
     Total                                  100.0%
                                            ======

(1) Ratings below BBB- by Standard & Poor's Rating Group are considered to be below investment grade.

--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 25, 2013 - APRIL 30, 2013

        First Trust High Yield Bank of America Merrill Lynch U.S. High

            Long/Short ETF              Yield Master II Constrained Index
2/25/13        $10,000                              $10,000
4/30/13         10,403                               10,308
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 27, 2013 (commencement of trading) through April 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                     ------------------------------------------      ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT                 NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                     BELOW NAV
                     ------------------------------------------      ------------------------------------------
                      0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD        0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
2/27/13 - 4/30/13      14           5          0          0           24          1           0          0

FIRST TRUST HIGH YIELD LONG/SHORT ETF
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2013 (UNAUDITED)

As a shareholder of First Trust High Yield Long/Short Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended April 30, 2013.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE    FEBRUARY 25, 2013 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               FEBRUARY 25, 2013 (a)  APRIL 30, 2013      IN THE PERIOD    APRIL 30, 2013 (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST HIGH YIELD LONG/SHORT ETF
Actual                                              $1,000.00           $1,040.30             1.12%                $2.00
Hypothetical (5% return before expenses)            $1,000.00           $1,019.24             1.12%                $5.61

(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period, multiplied by 64/365 to reflect the actual period (February 25, 2013 through April 30, 2013). Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST HIGH YIELD LONG/SHORT ETF

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)

 PRINCIPAL                                                       STATED      STATED
   VALUE                        DESCRIPTION                      COUPON     MATURITY      VALUE
------------  -----------------------------------------------  ----------  ----------  ------------
CORPORATE BONDS -- 93.8%

              AEROSPACE & DEFENSE -- 2.6%
$    400,000  Gencorp, Inc. (a) (b)                               7.13%     03/15/21   $    433,000
     100,000  Kratos Defense & Security Solutions,
                 Inc. (b) ...................................    10.00%     06/01/17        110,750
                                                                                       ------------
                                                                                            543,750
                                                                                       ------------
              ALTERNATIVE CARRIERS -- 1.5%
     300,000  DigitalGlobe, Inc. (a) ........................     5.25%     02/01/21        304,125
                                                                                       ------------
              ALUMINUM -- 2.1%
     400,000  Aleris International, Inc. (b) ................     7.63%     02/15/18        434,000
                                                                                       ------------
              APPLICATION SOFTWARE -- 2.0%
     350,000  Infor US, Inc. (b) ............................     9.38%     04/01/19        400,750
                                                                                       ------------
              AUTO PARTS & EQUIPMENT -- 4.5%
     425,000  American Axle & Manufacturing, Inc. (b) .......     7.75%     11/15/19        487,688
     350,000  Titan International, Inc. (a) (b) .............     7.88%     10/01/17        378,000
      60,000  Tower Automotive Holdings USA LLC / TA
                 Holdings Finance, Inc. (a) .................    10.63%     09/01/17         64,126
                                                                                       ------------
                                                                                            929,814
                                                                                       ------------
              AUTOMOBILE MANUFACTURERS -- 2.8%
     500,000  Chrysler Group LLC / CG Co-Issuer, Inc. (b) ...     8.25%     06/15/21        576,250
                                                                                       ------------
              BUILDING PRODUCTS -- 3.5%
     125,000  American Builders & Contractors Supply Co.,
                 Inc. (a) ...................................     5.63%     04/15/21        130,156
     300,000  BC Mountain LLC / BC Mountain Finance,
                 Inc. (a) (b) ...............................     7.00%     02/01/21        323,250
     250,000  Unifrax I LLC / Unifrax Holding Co. (a) (b) ...     7.50%     02/15/19        261,250
                                                                                       ------------
                                                                                            714,656
                                                                                       ------------
              CABLE & SATELLITE -- 1.0%
     200,000  CCO Holdings LLC / CCO Holdings Capital
                 Corp. (a) ..................................     5.25%     03/15/21        206,000
                                                                                       ------------
              CASINOS & GAMING -- 6.0%
     400,000  Ameristar Casinos, Inc. (b) ...................     7.50%     04/15/21        448,000
     500,000  MGM Resorts International (b) .................     7.75%     03/15/22        573,750
     200,000  Station Casinos LLC (a) (b) ...................     7.50%     03/01/21        212,000
                                                                                       ------------
                                                                                          1,233,750
                                                                                       ------------
              COAL & CONSUMABLE FUELS -- 2.0%
     400,000  Arch Coal, Inc. (b) ...........................     8.75%     08/01/16        418,000
                                                                                       ------------
              COMMERCIAL PRINTING -- 2.4%
     325,000  Cenveo Corp. (b) ..............................     8.88%     02/01/18        330,687
     150,000  RR Donnelley & Sons Co.........................     7.88%     03/15/21        164,250
                                                                                       ------------
                                                                                            494,937
                                                                                       ------------
              COMMODITY CHEMICALS -- 2.0%
     400,000  Tronox Finance LLC (a) (b) ....................     6.38%     08/15/20        400,500
                                                                                       ------------
              CONSUMER FINANCE -- 1.5%
     300,000  Nationstar Mortgage LLC / Nationstar Capital
                 Corp. (a) (b) ..............................     6.50%     07/01/21        316,125
                                                                                       ------------

Page 6                 See Notes to Financial Statements

FIRST TRUST HIGH YIELD LONG/SHORT ETF
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

 PRINCIPAL                                                       STATED      STATED
   VALUE                        DESCRIPTION                      COUPON     MATURITY      VALUE
------------  -----------------------------------------------  ----------  ----------  ------------
CORPORATE BONDS (CONTINUED)

              DISTILLERS & VINTNERS -- 0.2%
$     50,000  Constellation Brands, Inc. (c) ................     3.75%     05/01/21   $     50,000
                                                                                       ------------
              DIVERSIFIED REAL ESTATE ACTIVITIES -- 1.8%
     325,000  iStar Financial, Inc. (b) .....................     9.00%     06/01/17        372,125
                                                                                       ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
     400,000  Viasystems, Inc. (a) (b) ......................     7.88%     05/01/19        429,000
                                                                                       ------------
              HEALTH CARE EQUIPMENT -- 6.1%
     300,000  Alere, Inc. (b) ...............................     8.63%     10/01/18        323,250
     350,000  DJO Finance LLC / DJO Finance Corp. (b) .......     7.75%     04/15/18        367,500
     500,000  Kinetic Concepts, Inc. / KCI USA, Inc..........    10.50%     11/01/18        563,750
                                                                                       ------------
                                                                                          1,254,500
                                                                                       ------------
              HEALTH CARE FACILITIES -- 5.0%
     425,000  CHS/Community Health Systems, Inc. (b) ........     8.00%     11/15/19        483,969
     200,000  HCA Holdings, Inc. (b) ........................     6.25%     02/15/21        219,500
     300,000  HealthSouth Corp. (b) .........................     7.75%     09/15/22        333,750
                                                                                       ------------
                                                                                          1,037,219
                                                                                       ------------
              HOMEFURNISHING RETAIL -- 2.4%
     450,000  Tempur-Pedic International, Inc. (a) (b) ......     6.88%     12/15/20        493,312
                                                                                       ------------
              INDEPENDENT POWER PRODUCERS & ENERGY
                 TRADERS -- 3.8%
     125,000  AES Corp.......................................     4.88%     05/15/23        127,812
     300,000  Calpine Corp. (a) (b) .........................     7.88%     01/15/23        345,000
     250,000  GenOn Energy, Inc. (b)                              9.50%     10/15/18        298,125
                                                                                       ------------
                                                                                            770,937
                                                                                       ------------
              INTEGRATED TELECOMMUNICATION SERVICES -- 3.8%
     350,000  Avaya, Inc. (a) (b) ...........................     7.00%     04/01/19        338,625
     400,000  Windstream Corp. (b) ..........................     7.75%     10/15/20        441,000
                                                                                       ------------
                                                                                            779,625
                                                                                       ------------
              IT CONSULTING & OTHER SERVICES -- 2.1%
     400,000  West Corp. (b) ................................     7.88%     01/15/19        438,000
                                                                                       ------------
              LEISURE FACILITIES -- 1.5%
     300,000  Six Flags Entertainment Corp. (a) .............     5.25%     01/15/21        311,250
                                                                                       ------------
              LEISURE PRODUCTS -- 1.6%
     300,000  Live Nation Entertainment, Inc. (a) (b) .......     7.00%     09/01/20        328,125
                                                                                       ------------
              LIFE SCIENCES TOOLS & SERVICES -- 4.3%
     350,000  Immucor, Inc. (b) .............................    11.13%     08/15/19        403,375
     450,000  InVentiv Health, Inc. (a) (b) .................     9.00%     01/15/18        477,000
                                                                                       ------------
                                                                                            880,375
                                                                                       ------------
              MANAGED HEALTH CARE -- 0.5%
     100,000  Health Net, Inc. (b) ..........................     6.38%     06/01/17        108,625
                                                                                       ------------
              OIL & GAS REFINING & MARKETING -- 2.1%
     400,000  Rain CII Carbon LLC / CII Carbon
                 Corp. (a) (b) ..............................     8.25%     01/15/21        437,000
                                                                                       ------------
              PACKAGED FOODS & MEATS -- 2.4%
     450,000  Wells Enterprises, Inc. (a) (b) ...............     6.75%     02/01/20        489,375
                                                                                       ------------



                       See Notes to Financial Statements                  Page 7

FIRST TRUST HIGH YIELD LONG/SHORT ETF
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

 PRINCIPAL                                                       STATED      STATED
   VALUE                        DESCRIPTION                      COUPON     MATURITY      VALUE
------------  -----------------------------------------------  ----------  ----------  ------------
CORPORATE BONDS (CONTINUED)

              PAPER PACKAGING -- 1.5%
$    300,000  Reynolds Group Issuer, Inc. / Reynolds Group
                 Issuer LLC Reynolds Group Issuer Lu ........     5.75%     10/15/20   $    315,000
                                                                                       ------------
              PHARMACEUTICALS -- 3.9%
     400,000  Endo Health Solutions, Inc. (b) ...............     7.25%     01/15/22        440,500
     325,000  Valeant Pharmaceuticals
                 International (a) (b) ......................     6.75%     08/15/21        360,750
                                                                                       ------------
                                                                                            801,250
                                                                                       ------------
              RAILROADS -- 0.6%
     125,000  Watco Cos. LLC / Watco Finance Corp. (a) ......     6.38%     04/01/23        130,938
                                                                                       ------------
              REAL ESTATE OPERATING COMPANIES -- 2.2%
     400,000  ClubCorp Club Operations, Inc. (b) ............    10.00%     12/01/18        451,500
                                                                                       ------------
              SPECIALIZED CONSUMER SERVICES -- 1.3%
     250,000  ARAMARK Corp. (a) (b) .........................     5.75%     03/15/20        263,125
                                                                                       ------------
              SPECIALTY CHEMICALS -- 2.0%
     400,000  Hexion US Finance Corp. (a) (b) ...............     6.63%     04/15/20        419,000
                                                                                       ------------
              TIRES & RUBBER -- 2.4%
     200,000  Goodyear Tire & Rubber (The) Co. (b) ..........     6.50%     03/01/21        210,250
     250,000  Goodyear Tire & Rubber (The) Co. (b) ..........     8.25%     08/15/20        280,938
                                                                                       ------------
                                                                                            491,188
                                                                                       ------------
              TRADING COMPANIES & DISTRIBUTORS -- 0.6%
     100,000  United Rentals North America, Inc. (b) ........     7.63%     04/15/22        115,250
                                                                                       ------------
              TRUCKING -- 0.6%
     125,000  Avis Budget Car Rental LLC / Avis Budget
                 Finance, Inc. (a) ..........................     5.50%     04/01/23        129,531
                                                                                       ------------
              WIRELESS TELECOMMUNICATION SERVICES -- 5.1%
     325,000  Cincinnati Bell, Inc. (b) .....................     8.38%     10/15/20        350,187
     325,000  Frontier Communications Corp. (b) .............     8.75%     04/15/22        367,250
     300,000  MetroPCS Wireless, Inc. (a) ...................     6.63%     04/01/23        323,625
                                                                                       ------------
                                                                                          1,041,062
                                                                                       ------------
              TOTAL CORPORATE BONDS .................................................    19,309,969
              (Cost $18,742,045)                                                       ------------

FOREIGN CORPORATE BONDS -- 8.7%

              ALTERNATIVE CARRIERS -- 1.3%
     125,000  Intelsat Luxembourg SA (a) ....................     6.75%     06/01/18        132,188
     125,000  Intelsat Luxembourg SA (a) ....................     7.75%     06/01/21        132,187
                                                                                       ------------
                                                                                            264,375
                                                                                       ------------
              AUTOMOBILE MANUFACTURERS -- 0.5%
     100,000  Jaguar Land Rover Automotive PLC (a) (b) ......     5.63%     02/01/23        105,000
                                                                                       ------------
              CABLE & SATELLITE -- 0.2%
      50,000  Cogeco Cable, Inc. (a) ........................     4.88%     05/01/20         51,062
                                                                                       ------------
              DIVERSIFIED CHEMICALS -- 1.4%
     250,000  Ineos Finance PLC (a) .........................     8.38%     02/15/19        282,813
                                                                                       ------------

Page 8                 See Notes to Financial Statements

FIRST TRUST HIGH YIELD LONG/SHORT ETF
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

 PRINCIPAL                                                       STATED      STATED
   VALUE                        DESCRIPTION                      COUPON     MATURITY      VALUE
------------  -----------------------------------------------  ----------  ----------  ------------
FOREIGN CORPORATE BONDS (CONTINUED)

              HEALTH CARE SUPPLIES -- 2.2%
$    400,000  ConvaTec Healthcare E SA (a) (b) ..............    10.50%     12/15/18   $    452,000
                                                                                       ------------
              METAL & GLASS CONTAINERS -- 1.3%
     250,000  Ardagh Packaging Finance PLC / Ardagh MP
                 Holdings USA, Inc. (a) (b) .................     7.00%     11/15/20        265,000
                                                                                       ------------
              PAPER PACKAGING -- 0.5%
     100,000  Cascades, Inc..................................     7.75%     12/15/17        107,000
                                                                                       ------------
              WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
     250,000  Softbank Corp. (a) ............................     4.50%     04/15/20        259,372
                                                                                       ------------
              TOTAL FOREIGN CORPORATE BONDS .........................................     1,786,622
              (Cost $1,729,249)                                                        ------------

  PRINCIPAL                                                                  STATED
    VALUE                       DESCRIPTION                     RATE (d)  MATURITY (e)    VALUE
------------  -----------------------------------------------  ---------- ------------ ------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 17.0%

              AEROSPACE & DEFENSE -- 1.2%
     250,000  Beechcraft Holdings, LLC, Senior Secured
                 Term Loan ..................................     5.75%     02/14/20        249,532
                                                                                       ------------
              APPLICATION SOFTWARE -- 0.5%
     100,000  Flexera Software, LLC, Term Loan ..............     5.00%     03/13/19        101,750
                                                                                       ------------
              AUTOMOBILE MANUFACTURERS -- 1.0%
     199,492  Chrysler Group, LLC, Tranche B Term Loan ......     6.00%     05/24/17        202,036
                                                                                       ------------
              CASINOS & GAMING -- 3.1%
     399,194  Caesars Entertainment Corp., Term B-6 Loan ....     5.45%     01/29/18        361,957
     197,531  ROC Finance, LLC, Term Loan ...................     5.00%     03/25/19        199,257
      81,481  Twin River Management Group, Inc., Term
                 Loan .......................................     5.25%     11/12/18         82,398
                                                                                       ------------
                                                                                            643,612
                                                                                       ------------
              CONSTRUCTION & FARM MACHINERY & HEAVY
                 TRUCKS -- 1.1%
     231,229  Navistar, Inc., Term Loan .....................     5.75%     08/17/17        235,421
                                                                                       ------------
              CONSUMER FINANCE -- 1.0%
     197,468  Walter Investment Management Corp.,
                 Tranche B Term Loan ........................     5.75%     11/28/17        200,719
                                                                                       ------------
              DIVERSIFIED CHEMICALS -- 1.2%
     250,000  Ineos U.S. Finance LLC, Cash Dollar Term
                 Loan .......................................     4.00%     05/04/18        252,722
                                                                                       ------------
              ELECTRIC UTILITIES -- 0.4%
     100,000  Texas Competitive Electric Holdings Co., LLC,
                 Non-Extended Term Loan .....................  3.70-3.79%   10/10/14         75,083
                                                                                       ------------
              ENVIRONMENTAL & FACILITIES SERVICES -- 1.2%
     242,129  EnergySolutions, LLC, Term Loan ...............     6.25%     08/15/16        244,187
                                                                                       ------------


                       See Notes to Financial Statements                  Page 9

FIRST TRUST HIGH YIELD LONG/SHORT ETF
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL                                                                  STATED
    VALUE                       DESCRIPTION                     RATE (d)  MATURITY (e)    VALUE
------------  -----------------------------------------------  ---------- ------------ ------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

              HEALTH CARE SERVICES -- 0.5%
$    100,000  Apria Healthcare Group, Inc., Initial Term
                 Loan .......................................     6.75%     04/06/20   $     99,969
                                                                                       ------------
              HEALTH CARE TECHNOLOGY -- 1.0%
     199,497  Truven Health Analytics, Inc., New
                 Tranche B Term Loan ........................     4.50%     06/06/19        201,868
                                                                                       ------------
              INSURANCE BROKERS -- 0.5%
     100,000  Cooper Gay Swett & Crawford Ltd., Second
                 Lien Term Loan .............................     8.25%     10/16/20        102,000
                                                                                       ------------
              PACKAGED FOODS & MEATS -- 1.0%
     200,000  New HB Acquisition LLC, Term B Loan ...........     6.75%     04/09/20        204,500
                                                                                       ------------
              PUBLISHING -- 0.5%
     100,000  McGraw-Hill Global Education Holdings, LLC,
                 First Lien Term B Loan .....................     9.00%     03/22/19        100,000
                                                                                       ------------
              RETAIL REIT'S (REAL ESTATE INVESTMENT
                 TRUSTS) -- 0.5%
     100,000  Capital Automotive L.P., Second Lien Term
                 Loan .......................................     6.00%     04/30/20        103,000
                                                                                       ------------
              STEEL -- 1.0%
     199,499  FMG Resources (August 2006) Pty Ltd., Term
                 Loan .......................................     5.25%     10/18/17        202,990
                                                                                       ------------
              TRUCKING -- 0.7%
     150,000  Sirva Worldwide, Inc., Term Loan ..............     7.50%     03/27/19        148,125
                                                                                       ------------
              WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
     125,000  LTS Buyer LLC, Second Lien Initial Term
                 Loan .......................................     8.00%     04/12/21        127,344
                                                                                       ------------
              TOTAL SENIOR FLOATING-RATE LOAN INTERESTS .............................     3,494,858
              (Cost $3,476,860)                                                        ------------

              TOTAL INVESTMENTS -- 119.5% ...........................................    24,591,449
              (Cost $23,948,154) (f)                                                   ------------


 PRINCIPAL                                                       STATED      STATED
   VALUE                        DESCRIPTION                      COUPON     MATURITY      VALUE
------------  -----------------------------------------------  ----------  ----------  ------------
U.S. GOVERNMENT BOND SOLD SHORT -- (24.3%)

  (5,000,000) United States Treasury Note ...................     0.63%     11/30/17     (5,008,205)
              (Proceeds $4,968,397)                                                    ------------

              NET OTHER ASSETS AND LIABILITIES -- 4.8% ..............................       994,553
                                                                                       ------------
              NET ASSETS -- 100.0% ..................................................  $ 20,577,797
                                                                                       ============


Page 10                See Notes to Financial Statements

FIRST TRUST HIGH YIELD LONG/SHORT ETF
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

---------------------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2013, securities noted as such amounted to $9,983,810 or 48.5% or net assets.

(b) This security or a portion of this security is segregated as collateral for investments sold short.

(c) Security was purchased on a When Issued or Forward Commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.

(d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2013.

(e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $663,050 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,755.


                       See Notes to Financial Statements                 Page 11

FIRST TRUST HIGH YIELD LONG/SHORT ETF
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL            LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
                                                         4/30/2013         PRICES          INPUTS          INPUTS
                                                       -------------     -----------    -------------    ------------
Corporate Bonds*...................................    $  19,309,969     $        --    $  19,309,969    $         --
Foreign Corporate Bonds*...........................        1,786,622              --        1,786,622              --
Senior Floating-Rate Loan Interests*...............        3,494,858              --        3,494,858              --
                                                       -------------     -----------    -------------    ------------
Total Investments..................................    $  24,591,449     $        --    $  24,591,449    $         --
                                                       =============     ===========    =============    ============



                                                  LIABILITIES TABLE
                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL            LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                         4/30/2013         PRICES          INPUTS          INPUTS
                                                       -------------     -----------    -------------    ------------
U.S. Government Bond Sold Short....................    $  (5,008,205)    $        --    $  (5,008,205)   $         --
                                                       =============     ===========    =============    ============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


Page 12                See Notes to Financial Statements

FIRST TRUST HIGH YIELD LONG/SHORT ETF
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013 (UNAUDITED)

ASSETS:
Investments, at value ....................................................    $   24,591,449
Cash .....................................................................         1,378,787
Receivables:
   Investment securities sold ............................................           399,497
   Interest ..............................................................           350,771
                                                                              --------------
      Total Assets .......................................................        26,720,504
                                                                              --------------
LIABILITIES:
Investments sold short, at value ($4,968,397) ............................         5,008,205
Payables:
   Investment securities purchased .......................................         1,104,394
   Investment advisory fees ..............................................            15,876
   Interest on investments sold short ....................................            13,049
   Interest expense on investments sold short ............................             1,183
                                                                              --------------
      Total Liabilities ..................................................         6,142,707
                                                                              --------------
NET ASSETS ...............................................................    $   20,577,797
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital ..........................................................    $   19,961,115
Par value ................................................................             4,000
Accumulated net investment income (loss) .................................          (20,914)
Accumulated net realized gain (loss) on investments ......................            30,109
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation ......................................           603,487
                                                                              --------------
NET ASSETS ...............................................................    $   20,577,797
                                                                              ==============
NET ASSET VALUE, per share ...............................................    $        51.44
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) ................................           400,002
                                                                              ==============
Investments, at cost .....................................................    $   23,948,154
                                                                              ==============


                       See Notes to Financial Statements                 Page 13

FIRST TRUST HIGH YIELD LONG/SHORT ETF
STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 25, 2013 (a) THROUGH APRIL 30, 2013 (UNAUDITED)

INVESTMENT INCOME:
Interest .................................................................    $      237,534
Dividends ................................................................             4,692
                                                                              --------------
   Total investment income ...............................................           242,226
                                                                              --------------

EXPENSES:
Investment advisory fees .................................................            33,138
Interest expense on investments sold short ...............................             6,001
                                                                              --------------
   Total expenses ........................................................            39,139
                                                                              --------------
NET INVESTMENT INCOME (LOSS) .............................................           203,087
                                                                              --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments ..................................            30,109
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments ...........................................................           643,295
   Short positions .......................................................          (39,808)
                                                                              --------------
Net change in unrealized appreciation (depreciation) .....................           603,487
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..................................           633,596
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................................    $      836,683
                                                                              ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 14                See Notes to Financial Statements

FIRST TRUST HIGH YIELD LONG/SHORT ETF
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FEBRUARY 25, 2013 (a) THROUGH APRIL 30, 2013 (UNAUDITED)

OPERATIONS:
   Net investment income (loss) ..........................................    $      203,087
   Net realized gain (loss) ..............................................            30,109
   Net change in unrealized appreciation (depreciation) ..................           603,487
                                                                              --------------
   Net increase (decrease) in net assets resulting from operations .......           836,683
                                                                              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .................................................          (224,001)
                                                                              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold .............................................        19,965,115
                                                                              --------------
   Total increase (decrease) in net assets ...............................        20,577,797

NET ASSETS:
   Beginning of period ...................................................                --
                                                                              --------------
   End of period .........................................................    $   20,577,797
                                                                              ==============
   Accumulated net investment income (loss) at end of period .............    $      (20,914)
                                                                              ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period ...............................                --
   Shares sold ...........................................................           400,002
   Shares redeemed .......................................................                --
                                                                              --------------
   Shares outstanding, end of period .....................................           400,002
                                                                              ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

                       See Notes to Financial Statements                 Page 15

FIRST TRUST HIGH YIELD LONG/SHORT ETF
STATEMENT OF CASH FLOWS
FOR THE PERIOD FEBRUARY 25, 2013 (a) THROUGH APRIL 30, 2013 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ..........    $      836,683
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
      Purchases of investments ...........................................       (28,715,074)
      Borrowed investments sold short ....................................         4,967,188
      Sales, maturities and paydowns of investments ......................         5,471,852
      Net amortization/accertion of premiums/discounts on investments ....            31,283
      Net realized gain/loss on investments ..............................           (30,109)
      Net change in unrealized appreciation/depreciation on investments...          (643,295)
      Net change in unrealized appreciation/depreciation on securities
         sold short ......................................................            39,808
CHANGES IN ASSETS AND LIABILITIES:
      Increase in interest receivable ....................................          (350,771)
      Increase in interest payable on investments sold short .............            13,049
      Increase in interest expense payable on investments sold short .....             1,183
      Increase in investment advisory fees payable .......................            15,876
                                                                              --------------
CASH USED IN OPERATING ACTIVITIES ........................................                               $  (18,362,327)
                                                                                                         --------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares sold ..........................................        19,965,115
      Distributions to shareholders from net investment income ...........          (224,001)
                                                                              --------------
CASH PROVIDED BY FINANCING ACTIVITIES ....................................                                   19,741,114
                                                                                                         --------------
Increase in cash .........................................................                                    1,378,787
Cash at beginning of period ..............................................                                           --
                                                                                                         --------------
CASH AT END OF PERIOD ....................................................                               $    1,378,787
                                                                                                         ==============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest .................................                               $        4,818
                                                                                                         ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 16                See Notes to Financial Statements

FIRST TRUST HIGH YIELD LONG/SHORT ETF
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               FOR THE PERIOD
                                                               2/25/2013 (a)
                                                                  THROUGH
                                                                  4/30/2013
                                                                 (UNAUDITED)
                                                               --------------

Net asset value, beginning of period                             $    50.00
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.51
Net realized and unrealized gain (loss)                                1.49
                                                                 ----------
Total from investment operations                                       2.00
                                                                 ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (0.56)
                                                                 ----------
Net asset value, end of period                                   $    51.44
                                                                 ==========
TOTAL RETURN (b)                                                      4.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $   20,578
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                          1.12% (c)
Ratio of net expenses to average net assets excluding
   interest expense                                                    0.95% (c)
Ratio of net investment income (loss) to average net assets            5.82% (c)
Portfolio turnover rate (d)                                              32%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                 Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                           APRIL 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of two funds. This report covers the First Trust High Yield Long/Short ETF (the "Fund"). Shares of the Fund are currently listed and traded on the NASDAQ(R) Stock Market, LLC ("NASDAQ") under the ticker "HYLS." Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash, or in certain circumstances, both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to provide current income. The Fund's secondary objective is capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal conditions, a majority of its assets (plus the amount of any borrowing for investment purposes) in high yield debt securities that are rated below-investment grade at the time of purchase or unrated securities deemed by First Trust Advisors L.P. ("First Trust" or the "Advisor") to be of comparable quality. For purposes of this strategy, "high yield debt securities" may include senior and subordinated corporate debt obligations and senior floating rate loans, debtor in possession (DIP) loans and other junior or bridge loans. The Fund's investments may also include loan interests that are not secured by any specific collateral of the borrower, loan interests that have a lower than first lien priority on collateral of the borrower, loans to foreign borrowers, loans in foreign currencies and other loans with characteristics that the Advisor believes qualify as bank loans ("Senior Loans"). Below investment grade high yield debt securities are commonly referred to as "high-yield" or "junk" debt. As part of its investment strategy, the Fund intends to maintain both long and short positions in securities under normal market conditions. The Fund will take long positions in securities that the Advisor believes in the aggregate to have the potential to outperform the Fund's benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (the "Index"). The Fund will take short positions in securities that the Advisor believes will decline or in the aggregate will underperform the Index. The Fund's long positions may total up to 130% of the Fund's net assets. The Fund's short positions will range between 0% and 30% of the Fund's net assets. Under normal market conditions, the Fund takes short positions in U.S. Treasury securities and/or corporate debt obligations, which may be rated investment grade or deemed to be high yield securities. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid and any borrowings of the Fund), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. The Fund's securities will be valued as follows:

      Corporate bonds, notes, U.S. Government Securities, Mortgage-backed Securities ("MBS"), Asset-backed Securities ("ABS") and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                           APRIL 30, 2013 (UNAUDITED)

      A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      The Senior Loans held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses broker quotes to value the Senior Loans.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and other relevant factors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                           APRIL 30, 2013 (UNAUDITED)

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

            o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2013, is included with the Fund's Portfolio of Investments.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The Fund may from time to time purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2013, the Fund had when-issued securities in the amount of $50,000.

C. Dividends and Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

D. Income Taxes

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of April 30, 2013, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                           APRIL 30, 2013 (UNAUDITED)

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

E. Expenses

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust (See Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund's short positions in securities.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms until December 31, 2013, before rotating to serve as Chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2013, the cost of purchases and proceeds from sales of investment securities for the Fund, excluding short-term investments and in-kind transactions, was $15,581,373 and $5,863,914, respectively.

For the period ended April 30, 2013, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $9,270,906 and $0, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of the Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                           APRIL 30, 2013 (UNAUDITED)

Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2014.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there were the following subsequent events:

On May 20, 2013, the Fund declared a dividend of $0.2800 per share to shareholders of record on May 23, 2013, payable May 31, 2013.

On June 20, 2013, the Fund declared a dividend of $0.2800 per share to shareholders of record on June 25, 2013, payable June 28, 2013.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                           APRIL 30, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891;
(2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

Board Considerations Regarding Approval of Investment Management Agreement

The Board of Trustees of the First Trust Exchange-Traded Fund IV (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") for First Trust High Yield Long/Short ETF (the "Fund") for an initial two year term at a meeting held on December 10, 2012. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, Fund expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting that, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by investment advisors to other relevant exchange-traded funds ("ETFs"), including data on fees and expense ratios of other actively managed ETFs, and as compared to fees charged to other First Trust clients with similar investment objectives, and to other funds (including ETFs) managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement, and considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that, unlike most other ETFs to which First Trust currently provides management services, the Fund is not designed to track the performance of an index, and investment decisions will be the primary responsibility of First Trust. At the meeting, the Trustees received a presentation about the proposed investment strategies of the Fund, including the long/short investment strategy, and were able to ask questions. The Board also considered the experience of First Trust, including the members of the First Trust Leveraged Finance Investment Team, with respect to the asset classes, specifically high yield debt, in which the Fund would invest. The Board noted that the First Trust Leveraged Finance Investment Team manages the First Trust Senior Floating Rate Income Fund II, a closed-end fund with a substantially similar primary investment objective, and the First Trust Short Duration High Income Fund, an open-end fund with substantially similar investment objectives, that are both overseen by the Board. The Board also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund, the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                           APRIL 30, 2013 (UNAUDITED)

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.95% of its average daily net assets and that First Trust would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by First Trust and Lipper, Inc. ("Lipper") for the Fund on the advisory fees and expense ratios of other relevant ETFs, including two other ETFs that pay a unitary fee, but also noted the limitations on the comparability of the Lipper group of ETFs and the First Trust group of ETFs with the Fund. The Board also considered information provided by First Trust on the advisory fees and expense ratios of all other actively managed ETFs brought to market through October 2012, noting there are differences in investment strategies between the Fund and most of these actively managed ETFs, and that the advisory fees (and expense ratios) of the most similar actively managed ETFs were higher than the unitary fee for the Fund. The Board considered the total expense ratios (after fee waivers or expense reimbursements) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, noting that the Fund's proposed unitary fee was equal to or higher than the total expense ratios (after fee waivers or expense reimbursements) and unitary fees of all the other First Trust ETFs currently in operation, but none of the other First Trust ETFs with lower expense ratios (after fee waivers or expense reimbursements) or lower unitary fees are actively managed. The Board also considered the advisory fees paid by each of the closed-end and open-end funds with substantially similar investment objectives managed by First Trust. In light of the information considered and the nature, extent and quality of services expected to be provided under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board considered that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                           APRIL 30, 2013 (UNAUDITED)

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

CASH TRANSACTIONS RISK: The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CONVERTIBLE BONDS RISK: The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

CREDIT RISK: Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high yield or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK: Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund intends to hedge its non-U.S. dollar holdings.

DISTRESSED SECURITIES RISK: The Fund may invest in Distressed Securities, including stressed, distressed and bankrupt issuers and debt obligations that are in default. In any investment involving Distressed Securities, there exists the risk that the transaction involving such securities will be unsuccessful. Distressed Securities might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Many Distressed Securities are illiquid or trade in low volumes and thus may be more difficult to value.

HIGH YIELD SECURITIES RISK: High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INTEREST RATE RISK: If interest rates rise, the prices of the fixed-rate instruments held by the Fund may fall.

LOANS RISK: An investment in loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans, in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF
                           APRIL 30, 2013 (UNAUDITED)

value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Senior floating rate loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NEW FUND RISK: The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

PREPAYMENT RISK: Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SHORT SALE RISK: The Fund uses short sales for investment and risk management purposes, including when the Fund's advisor anticipates that the market price of securities will decline or in the aggregate will underperform the Index. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for relatively long periods of time. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

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

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

FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund IV
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  June 18, 2013
      ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  June 18, 2013
      ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date:  June 18, 2013
      ---------------------

* Print the name and title of each signing officer under his or her signature.